Fees and Expenses	Feb. 28, 2025 USD ($)
Eaton Vance Focused Growth Opportunities Fund
Expense Heading	Fees and Expenses of the Fund
Expense Narrative

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.  You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 30 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 30 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required	$ 50,000
Shareholder Fees Caption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	July 1, 2026
Eaton Vance Focused Growth Opportunities Fund | Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	0.00%	[1]
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.08%
Expense Reimbursement (1)	(0.03%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.05%
Eaton Vance Focused Growth Opportunities Fund | Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	1.00%
Management Fees	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.83%
Expense Reimbursement (1)	(0.03%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.80%
Eaton Vance Focused Growth Opportunities Fund | Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	0.00%
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.83%
Expense Reimbursement (1)	(0.03%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.80%
Eaton Vance Focused Value Opportunities Fund
Expense Heading	Fees and Expenses of the Fund
Expense Narrative

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.  Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.  You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 30 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 30 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required	$ 50,000
Shareholder Fees Caption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	July 1, 2026
Eaton Vance Focused Value Opportunities Fund | Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	0.00%	[3]
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.06%
Expense Reimbursement (1)	(0.07%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.99%
Eaton Vance Focused Value Opportunities Fund | Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	1.00%
Management Fees	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.81%
Expense Reimbursement (1)	(0.07%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.74%
Eaton Vance Focused Value Opportunities Fund | Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	0.00%
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.81%
Expense Reimbursement (1)	(0.07%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.74%

[1]	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.
[2]	The investment adviser and administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.05% for Class A shares, 1.80% for Class C shares and 0.80% for Class I shares. This expense reimbursement will continue through July 1, 2026. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser and administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.
[3]	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.
[4]	The investment adviser and administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.99% for Class A shares, 1.74% for Class C shares and 0.74% for Class I shares. This expense reimbursement will continue through July 1, 2026. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser and administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.